Income tax benefit (Tables)	12 Months Ended
Dec. 31, 2018
Income tax benefit
Schedule of income tax receivables

		Restated	Restated
DKK thousand	2018	2017	2016
Net result for the year before tax	625,056	(280,758)	(162,796)
Tax rate	22.0%	22.0%	22.0%
Expected tax expenses/(benefit)	137,512	(61,767)	(35,815)
Difference in tax rate in subsidiary	9	0	0
Adjustment for nondeductible expenses	56	62	100
Adjustment for exercised warrants	2,228	1,732	36
Adjustment for R&D super deduction	(1,427)	0	0
Tax effect on exercise of warrants	(8)	(688)	(2,864)
Tax effect on expired warrants	(151)	4,407	0
Change in tax assets (not recognized)	(94,445)	50,754	33,043
Total income tax expense/benefit	43,774	(5,500)	(5,500)

Breakdown of unrecognized deferred tax assets:
Tax losses carried forward (available indefinitely)	580,932	873,515	722,186
Research and development expenses	136,755	210,148	145,822
Rights	35,849	43,019	43,019
Non-current assets	50,308	67,590	62,953
Other	79,986	104,377	102,074
Total temporary differences	883,830	1,298,649	1,076,054
Tax rate	22%	22%	22%
Calculated potential deferred tax asset at local tax rate	194,443	285,703	236,732
Write-down of deferred tax asset	(194,443)	(285,703)	(236,732)
Recognized deferred tax asset	0	0	0